Basic and Diluted Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss)

The following tables set forth the computation of the Company’s basic and diluted net income (loss) per share for the three-months ended:

	Three-months ended September 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(743,461)	67,955,379	$(0.01)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(743,461)	67,955,379	$(0.01)

	Three-months ended September 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,880,394)	63,610,949	$(0.03)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,880,394)	63,610,949	$(0.03)

 The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the nine-months ended:

	Nine-months ended September 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(2,443,881)	66,000,101	$(0.04)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(2,443,881)	66,000,101	$(0.04)

	Nine-months ended September 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(15,186,393)	59,019,453	$(0.26)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(15,186,393)	59,019,453	$(0.26)

Schedule of Computation of Diluted Net Income (Loss) Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the years ended:

	September 30, 2015	September 30, 2014
Common stock options	33,118,044	23,762,946
Common stock warrants	41,871,124	28,405,782
Total common stock equivalents	74,989,168	52,168,728